Intangible Assets, Net - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Intangible Assets Finite And Indefinite Lived [Line Items]
Weighted Average Useful Life (Years)	20 years
Finite-Lived Intangible Assets, Gross Carrying Amount	$ 6,985	$ 3,026
Finite-Lived Intangible Assets, Accumulated Amortization	(1,144)	(339)
Finite-Lived Intangible Assets, Net Amount	5,759
Intangible assets, Net Amount	$ 5,841	$ 2,687
Patents [Member]
Disclosure Of Intangible Assets Finite And Indefinite Lived [Line Items]
Weighted Average Useful Life (Years)	20 years	20 years
Finite-Lived Intangible Assets, Gross Carrying Amount	$ 3,555	$ 1,307
Finite-Lived Intangible Assets, Accumulated Amortization	(51)	(10)
Finite-Lived Intangible Assets, Net Amount	$ 3,504	$ 1,297
Software Development [Member]
Disclosure Of Intangible Assets Finite And Indefinite Lived [Line Items]
Weighted Average Useful Life (Years)	3 years	3 years
Finite-Lived Intangible Assets, Gross Carrying Amount	$ 3,297	$ 1,608
Finite-Lived Intangible Assets, Accumulated Amortization	(1,082)	(322)
Finite-Lived Intangible Assets, Net Amount	2,215	1,286
Website and Other [Member]
Disclosure Of Intangible Assets Finite And Indefinite Lived [Line Items]
Finite-Lived Intangible Assets, Gross Carrying Amount	51	51
Finite-Lived Intangible Assets, Accumulated Amortization	(11)	(7)
Finite-Lived Intangible Assets, Net Amount	$ 40	$ 44
Website and Other [Member] | Minimum [Member]
Disclosure Of Intangible Assets Finite And Indefinite Lived [Line Items]
Weighted Average Useful Life (Years)	10 years	10 years
Website and Other [Member] | Maximum [Member]
Disclosure Of Intangible Assets Finite And Indefinite Lived [Line Items]
Weighted Average Useful Life (Years)	20 years	20 years
Trade Names [Member]
Disclosure Of Intangible Assets Finite And Indefinite Lived [Line Items]
Intangible Assets, Gross Carrying Amount	$ 82	$ 60
Indefinite-lived Intangible Assets	$ 82	$ 60